Interim Condensed Consolidated Statements of Income (Loss) Unaudited - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Sales	$ 966,653	$ 912,203	$ 2,799,953	$ 2,611,836
Cost of sales	778,140	740,898	2,284,569	2,140,305
GROSS MARGIN	188,513	171,305	515,384	471,531
EXPENSES
Administrative	56,031	50,389	170,221	145,826
Selling and marketing	57,255	55,547	164,547	172,200
Other operating expenses	30,120	21,201	89,771	76,972
	143,406	127,137	424,539	394,998
Operating profit before the following	45,107	44,168	90,845	76,533
Finance costs	(22,762)	(13,266)	(59,225)	(37,777)
Change in fair value of derivative instruments and other	(1,515)	183,759	(62,003)	223,453
Other income (loss)	2,569	(633)	5,282	1,169
Profit (loss) before income taxes	17,937	214,028	(30,563)	263,378
Provision for (recovery of) income taxes	(9,088)	5,613	5,285	10,577
PROFIT (LOSS) FOR THE PERIOD	27,025	208,415	(35,848)	252,801
Attributable to:
Shareholders of Just Energy	27,059	208,455	(35,703)	243,449
Non-controlling interest	(34)	(40)	(145)	9,352
PROFIT (LOSS) FOR THE PERIOD	$ 27,025	$ 208,415	$ (35,848)	$ 252,801
Earnings (loss) per share available to shareholders
Basic (in CAD per share)	$ 0.17	$ 1.40	$ (0.28)	$ 1.60
Diluted (in CAD per share)	$ 0.16	$ 1.12	$ (0.28)	$ 1.32
Filter Group Inc [member]
EXPENSES
Change in fair value of Filter Group contingent consideration	$ (5,462)		$ (5,462)